SEGMENT REPORTING (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets	R$ 108,352.3	R$ 96,081.2
Brazil [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	44,725.3	45,052.8	R$ 44,648.6
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	16,131.2	13,859.4	13,722.3
Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	12,576.8	5,894.8	9,706.7
Net revenue	R$ 11,506.3	R$ 6,301.4	R$ 10,077.1